Prepayments and other assets, net	6 Months Ended
Jun. 30, 2023
Prepayments and other assets, net
Prepayments and other assets, net

7.Prepayments and other assets, net

		As of December 31,	As of June 30,
		2022	2023
		RMB	RMB
Loans receivable, net	(1)	25,988	9,442
Security deposits with real estate developers, net	(2)	66,978	26,398
Rental and other deposits, net	(3)	5,672	4,718
Other receivables		93,358	236,551
Prepayments and other assets, net		191,996	277,109

(1)    Loans receivable, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Secured loans	12,070	6,719
Unsecured loans	21,562	7,524
	33,632	14,243
Less: allowance for doubtful loans	(7,644)	(4,801)
Loans receivable, net	25,988	9,442

As of December 31, 2022 and June 30, 2023, loans receivable are primarily personal loans made to home purchasers, home owners, Registered Agents and the Group’s employees. These loans have an original term from 30 days to 5 years and carry interest rates between 3.6%~20% per annum.

On December 25, 2017, the Group entered into a one-year arrangement with an independent third party trust, under which the Group would refer home owners on their platform to obtain personal loans from the trust. The Group is entitled to a loan facilitation fee ranging from 0.8% to 4% of the amounts of completed loan transactions. The personal loans are secured by the homeowners’ properties. The Group provided guarantee on the principal and interest repayment of the loans to the trust and committed to purchase all the unpaid loans principal and accrued interests due from the homeowners upon the end of the arrangement on December 25, 2018. On December 25, 2018, the Group purchased from the trust, pursuant to the arrangement, unpaid secured loans at a consideration of RMB21,424, determined based on the outstanding principal and interest payable by the homeowners. These loans have been recorded in secured loans receivable of RMB12,070 and RMB6,719 on the unaudited interim condensed consolidated balance sheet as of December 31, 2022 and June 30, 2023, with an allowance for doubtful loans of RMB5,347 and RMB3,268, respectively.

In June 2021, the Group lent aggregately RMB45,000 to certain real estate agent companies in Shenzhen, Suzhou and Shanghai at annual interest rate of 6.48% with repayment terms of 12 months. During the year ended December 31, 2021, the Group determined the remaining balance of the loans of RMB25,000 was not recoverable and full provision of allowance for doubtful accounts was made. During the year ended December 31, 2022, the remaining balance of the loans was fully collected and the Group reversed the previous provision of allowance for doubtful accounts of RMB25,000.

The following table sets forth the movement in the allowance for doubtful loans for the years ended December 31, 2022 and June 30, 2023:

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	31,694	7,644
(Reversal) Provision for the period	(20,179)	1,737
Written-off	(3,871)	(4,580)
Balance at the end of the period	7,644	4,801

The allowance for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs periodic evaluation of the adequacy of the allowance. The allowance is based on the Group’s loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, composition of the loan portfolio, current economic conditions and other relevant factors. The allowance is calculated at portfolio-level since the loans portfolio is typically of smaller balance homogenous loans and is collectively evaluated for impairment. In estimating the allowance of the loan portfolio, the Group also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance.

The following table sets forth the aging of loans receivable as of December 31, 2022 and June 30, 2023.

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
1-29 days past Due	3,000	—
30-89 days past Due	200	—
Over 180 days past Due	20,828	10,896
Total past Due	24,028	10,896
Current	9,604	3,347
Total loans	33,632	14,243

(2)	Security deposits with real estate developers, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Security deposits with real estate developers under Exclusive Sales Contract
- Without Sales Commitment Arrangement	98,066	97,676
- With Sales Commitment Arrangement	40,085	—
	138,151	97,676
Less: Allowance for doubtful accounts	(71,173)	(71,278)
Security deposits with real estate developers, net	66,978	26,398

The Group is required to advance certain deposits to obtain the exclusive selling right for a limited period of time under Exclusive Sales Contracts (see note 1). The balance of deposits under Exclusive Sales Contract with Sales Commitment Arrangement is related to a parking space sales project which was entered during the year ended December 31, 2021, which was settled during the six months ended June 30, 2023.

An allowance for doubtful accounts of RMB71,173 and RMB71,278 was made against the deposits under Exclusive Sales Contract without Sales Commitment Arrangement which were considered not recoverable during the year ended December 31, 2022 and the six months ended June 30, 2023, respectively.

(3)	Rental and other deposits, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Rental and other deposits	9,656	8,702
Less: Allowance for doubtful accounts	(3,984)	(3,984)
Rental and other deposits, net	5,672	4,718

An allowance of doubtful accounts of RMB3,984 was mainly recognized against rental and other deposits which were considered not recoverable as of December 31,2022 and June 30, 2023.